RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of nature of relationship with related parties

Related parties	Nature of relationships parties	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipment

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income and finance costs
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and finance income
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Pegadaian (“Pegadaian”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Garuda Indonesia Tbk. (“Garuda Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kimia Farma (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Pos Indonesia (“Pos Indonesia”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Taspen (“Taspen”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Fixed assets insurance expenses and personal insurance expenses
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electricity expenses

Details of the nature of relationships and accounts/transactions with significant related parties are as follows (continued):

Related parties	Nature of relationships parties	Nature of accounts/ transactions
Bahana TCW	Entity under common control	Available-for-sale financial assets, bonds and notes
PT Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
Tiphone	Associates	Distribution of SIM cards and pulse reload voucher
Indonusa	Associates	Pay TV expenses
Finarya	Associates	Marketing expenses
Teltranet	Associates	CPE expenses and communication system services
Yakes Telkom	Other related entity	Internet and data service revenues, other telecommunication service revenues, and health expenses
Koperasi Pegawai Telkom (“Kopegtel”)	Other related entity

Purchase of property and equipment, construction and installation services, leases of buildings expenses, lease of vehicles expenses, purchases of vehicles, purchases of materials and construction service, maintenance and cleaning service expenses, and RSA revenues

Koperasi Pegawai Telkomsel (“Kisel”)	Other related entity

Internet and data service revenues, other telecommunication service revenues, leases of vehicles expenses, printing and distribution of customer bills expenses, collection fee, other services fee, distribution of SIM cards and pulse reload voucher, and purchase of property and equipment

PT Graha Informatika Nusantara (“Gratika”)	Other related entity	Network service revenues, operation and maintenance expenses, purchase of property and equipment and construction services, and distribution of SIM card and pulse reload voucher
Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

Schedule of significant transactions with related parties

	2018		2019		2020
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenue
Majority stockholder
Ministry of Finance	258	0.20	101	0.07	184	0.13
Entities under common control
Government Agencies	3,720	2.84	3,894	2.87	4,051	2.97
Indosat	1,002	0.77	860	0.63	1,034	0.76
BRI	397	0.30	619	0.46	580	0.43
BNI	188	0.14	578	0.43	547	0.40
Pertamina	183	0.14	196	0.14	406	0.30
Bank Mandiri	173	0.13	204	0.15	191	0.14
Pegadaian	228	0.17	229	0.17	178	0.13
BTN	179	0.14	258	0.19	162	0.12
Kimia Farma	72	0.06	161	0.12	122	0.09
Pos Indonesia	50	0.04	216	0.16	115	0.08
Garuda Indonesia	105	0.08	112	0.08	115	0.08
Taspen	7	0.01	298	0.22	108	0.08
PLN	13	0.01	41	0.03	107	0.08
KAI	83	0.06	144	0.11	92	0.07
Others (each below Rp75 billion)	869	0.65	947	0.70	770	0.56
Sub-total	7,269	5.54	8,757	6.46	8,578	6.29
Associates	55	0.04	75	0.06	47	0.03
Other related entities
Yakes Telkom	19	0.01	21	0.02	133	0.10
Others (each below Rp75 billion)	54	0.05	83	0.06	86	0.06
Sub-total	73	0.06	104	0.08	219	0.16
Total	7,655	5.84	9,037	6.67	9,028	6.61

	2018		2019		2020
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Entities under common control
MoCI	8,109	8.68	8,767	9.49	8,347	8.94
PLN	2,596	2.78	2,434	2.64	2,859	3.06
Indosat	933	1.00	676	0.73	563	0.60
Jasindo	349	0.37	267	0.29	255	0.27
Others (each below Rp75 billion)	511	0.55	301	0.33	312	0.33
Sub-total	12,498	13.38	12,445	13.48	12,336	13.20
Associates
Indonusa	306	0.33	437	0.47	432	0.46
Finarya	—	—	—	—	198	0.21
Teltranet	181	0.19	173	0.19	122	0.13
Others (each below Rp75 billion)	11	0.01	79	0.09	53	0.06
Sub-total	498	0.53	689	0.75	805	0.86
Other related entities
Kopegtel	836	0.90	1,049	1.14	1,072	1.15
Kisel	916	0.98	818	0.89	464	0.50
Yakes Telkom	128	0.14	133	0.14	125	0.13
Others (each below Rp75 billion)	1,890	2.02	1,275	1.38	121	0.13
Sub-total	3,770	4.04	3,275	3.55	1,782	1.91
Total	16,766	17.95	16,409	17.78	14,923	15.97

	2018		2019		2020
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	596	58.78	743	67.85	564	70.59
Government agencies	12	1.18	18	1.64	8	1.00
Others	6	0.59	10	0.91	—	—
Total	614	60.55	771	70.40	572	71.59

	2018		2019		2020
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance costs
Majority stockholder
Ministry of Finance	41	1.16	33	0.61	25	0.54
Entities under common control
State-owned banks	1,140	32.36	1,332	24.43	1,163	25.27
Sarana Multi Infrastruktur	110	3.12	263	4.82	313	6.80
Total	1,291	36.64	1,628	29.86	1,501	32.61

	2018		2019		2020
		% of total		% of total		% of total
	Amount	revenue	Amount	revenues	Amount	revenues
Distribution of SIM card and pulse reload voucher
Other related entities
Kisel	4,221	3.23	5,077	3.75	5,825	4.27
Gratika	474	0.36	563	0.42	436	0.32
Associates
Tiphone	4,390	3.36	5,927	4.37	1,766	1.29
Total	9,085	6.95	11,567	8.54	8,027	5.88

	2019		2020
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment (Note 13)
Entities under common control	80	0.22	59	0.20
Other related entities
Kopegtel	158	0.43	161	0.55
Others (each below Rp75 billion)	115	0.31	121	0.41
Sub-total	273	0.74	282	0.96
Total	353	0.96	341	1.16

c.   Balance of accounts with related parties

	2019		2020
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	14,841	6.31	15,899	6.47
Other current financial assets (Note 5)	71	0.03	1,108	0.45
Trade receivables - net (Note 6)	1,741	0.74	2,343	0.95
Contract Assets
Majority stakeholder
Ministry of Finance	—	—	49	0.02
Entities under common control
Government agencies	253	0.11	487	0.20
Taspen	211	0.09	165	0.07
Others (each below Rp75 billion)	363	0.15	414	0.17
Sub-total	827	0.35	1,066	0.44
Associates	1	0.00	1	0.00
Other related entities	8	0.00	8	0.00
Total	836	0.35	1,124	0.46
Other current assets
Entities under common control
MoCI	3,719	1.58	4,376	1.78
Others	49	0.02	50	0.02
Sub-total	3,768	1.60	4,426	1.80
Associates
Teltranet	—	—	107	0.04
Other related entities	63	0.03	51	0.02
Total	3,831	1.63	4,584	1.86
Other non-current assets
Entities under common control
MoCI	1,488	0.63	1,237	0.50
Others	22	0.01	20	0.01
Sub-total	1,510	0.64	1,257	0.51
Other related entities	12	0.01	12	0.00
Total	1,522	0.65	1,269	0.51

	2019		2020
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 17)
Majority stockholder
Ministry of Finance	5	0.00	1	0.00
Entities under common control
MoCI	1,374	1.17	1,204	0.96
Indosat	68	0.06	31	0.02
Others (each below Rp75 billion)	256	0.22	378	0.30
Sub-total	1,698	1.45	1,613	1.28
Other related entities
Kopegtel	269	0.23	307	0.24
Others (each below Rp75 billion)	193	0.16	163	0.13
Sub-total	462	0.39	470	0.37
Associates	77	0.07	73	0.06
Total	2,242	1.91	2,157	1.71

Accrued expenses
Majority stockholder
Ministry of Finance	6	0.01	4	0.00
Entities under common control
PLN	72	0.06	98	0.08
State-owned banks	75	0.06	40	0.03
Others	16	0.01	6	0.00
Sub-total	163	0.13	144	0.11
Other related entities	203	0.17	77	0.06
Total	372	0.31	225	0.17

	2019		2020
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	68	0.06	97	0.08
Entities under common control
Government agencies	541	0.46	799	0.64
MoCl	105	0.09	218	0.17
Others (each below Rp75 billion)	197	0.17	354	0.28
Sub-total	843	0.72	1,371	1.09
Associates	3	0.00	1	0.00
Other related entities	5	0.00	5	0.00
Total	919	0.78	1,474	1.17
Customer deposits	27	0.03	20	0.02
Short-term bank loans (Note 20)	3,655	3.10	3,797	3.03
Two-step loans (Note 21a)	736	0.62	568	0.45
Long-term bank loans (Note 21c)	15,319	13.00	17,026	13.58
Other borrowings (Note 21d)	3,740	3.17	3,645	2.91

Schedule of remuneration of the Board of Commissioners and key management personnel

	2018		2019		2020
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	360	0.39	270	0.29	263	0.28
Board of Commissioners	166	0.18	123	0.13	108	0.12